Transfer of financial assets (Tables)	12 Months Ended
Mar. 31, 2015
U.S. Subsidiary
Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Total trade receivables sold	355,872	247,863	50,400
Deferred proceeds	8,098	36,678	16,150
Collections of deferred proceeds	20,608	35,196	22,512

Pictures
Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2014 and 2015 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015
Total trade receivables sold	53,720	4,237
Deferred proceeds	22,188	4,237
Collections of deferred proceeds	—	—